Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000249919 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced Short-Term Bond Active ETF
Class Name	iShares Enhanced Short-Term Bond Active ETF
Trading Symbol	CSHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Enhanced Short-Term Bond Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Short-Term Bond Active ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.23%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned 5.69% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.34%.
What contributed to performance?
Positive contributions to the Fund’s performance for the period were highlighted by exposure to one-month U.S. Treasury bills. Additional contributors included a tactical allocation to short-term investment grade corporate bonds on a temporary basis as tariff concerns caused credit spreads to widen in early April. Currency-hedged tactical allocations to non-U.S. bonds when they appeared attractive relative to U.S. Treasury bills also contributed positively to performance. Finally, maintaining the Fund’s duration and corresponding interest rate sensitivity close to zero was a significant contributor as the front end of the yield curve sold off on inflation fears in the wake of the U.S. Federal Reserve’s half-point rate cut in September of 2024.
What detracted from performance?
There were no detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 17, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.23%	4.46%
Bloomberg Global Aggregate Bond Index	5.69	5.42
ICE BofA 3-Month U.S. Treasury Bill Index	4.34	4.56

Performance Inception Date	Jul. 17, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 113,558,596
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 173,323
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$113,558,596
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$173,323
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	78.3%
Foreign Government Obligations	21.7%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.09%, 11/12/25	62.6%
Canadian Treasury Bill, 2.49%, 11/05/25	21.7%
U.S. Treasury Bill, 3.98%, 12/02/25	5.9%
U.S. Treasury Bill, 4.15%, 11/18/25	5.3%
U.S. Treasury Bill, 4.15%, 11/04/25	4.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.09%, 11/12/25	62.6%
Canadian Treasury Bill, 2.49%, 11/05/25	21.7%
U.S. Treasury Bill, 3.98%, 12/02/25	5.9%
U.S. Treasury Bill, 4.15%, 11/18/25	5.3%
U.S. Treasury Bill, 4.15%, 11/04/25	4.5%
(a)	Excludes money market funds.

C000257655 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Managed Futures Active ETF
Class Name	iShares Managed Futures Active ETF
Trading Symbol	ISMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Managed Futures Active ETF (the “Fund”) for the period of March 12, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Managed Futures Active ETF	$51(a)	0.78%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.78%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the abbreviated reporting period beginning March 12, 2025 and ended October 31, 2025, the Fund returned 6.82%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned 5.11% and ICE BofA 3-Month U.S. Treasury Bill Index returned 2.70%.
What contributed to performance?
Positive contributions to performance were led by systematic long positions in developed market equities, particularly the U.S., U.K. and Canada. Strong corporate earnings, optimism around artificial intelligence, and easing macro uncertainty supported equity performance. The Fund’s cash holdings also contributed notably, providing a stable source of attractive short-term yields. Long commodity exposures were also beneficial, highlighted by gold which moved higher on declining real yields, elevated central bank demand and heightened geopolitical risk. Finally, modest gains were realized from long exposure to the U.S. dollar and British pound motivated by favorable trend signals in major currencies.
What detracted from performance?
Within the Fund’s fixed income allocation, long duration exposures in the eurozone and the U.K. weighed on return as inflation remained sticky and central banks in the region delayed rate cuts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Line Graph [Table Text Block]	Fund performance Cumulative performance: March 12, 2025 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was March 12, 2025.
Performance Inception Date	Mar. 12, 2025
Net Assets	$ 21,364,689
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 89,978
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,364,689
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$89,978
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	75.0%
Money Market Funds	17.7%
Futures	1.4%
Cash	5.3%
Other assets, less liabilities	0.6%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.23%, 11/06/25	33.9%
U.S. Treasury Bill, 3.93%, 04/16/26	33.3%
U.S. Treasury Bill, 4.10%, 02/19/26	32.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.23%, 11/06/25	33.9%
U.S. Treasury Bill, 3.93%, 04/16/26	33.3%
U.S. Treasury Bill, 4.10%, 02/19/26	32.8%
(a)	Excludes money market funds.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.